LAND USE RIGHTS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of LAND USE RIGHTS [Line Items]
Balance	¥ 32,619,000	¥ 32,619,000
Amortization	(13,082,000)	(12,187,000)
Impact on initial application of HKFRS 16 (Note 2.6)	(32,619,000)	(32,619,000)
Impairment for the year	0	0	¥ (4,256,000)
Balance	0	32,619,000	32,619,000
Carrying Amount	0
Accumulated depreciation
Disclosure Of LAND USE RIGHTS [Line Items]
Balance	(4,649,000)	(4,649,000)
Amortization	0
Impact on initial application of HKFRS 16 (Note 2.6)	(4,649,000)	(4,649,000)
Balance	0	(4,649,000)	(4,649,000)
Impairment [Member]
Disclosure Of LAND USE RIGHTS [Line Items]
Balance	(27,970,000)	(27,970,000)
Impact on initial application of HKFRS 16 (Note 2.6)	27,970,000	27,970,000
Impairment for the year	0
Balance	¥ 0	¥ (27,970,000)	¥ (27,970,000)